Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following fair value hierarchy tables present information about each major class/category of the Plan’s investments measured at fair value:

	Fair value measurements at December 31, 2025, using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Amgen stock	$126,196,526	$—	$—	$126,196,526
Cash and cash equivalents	339,411	—	—	339,411
Collective trust funds	—	722,136,732	—	722,136,732
Common and preferred stocks	8,175,678	—	—	8,175,678
Mutual funds	27,612,784	—	—	27,612,784
Self-directed brokerage accounts	26,713,652	—	—	26,713,652
Total investments at fair value	$189,038,051	$722,136,732	$—	$911,174,783

	Fair value measurements at December 31, 2024, using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Amgen stock	$100,973,506	$—	$—	$100,973,506
Cash and cash equivalents	43,702	—	—	43,702
Collective trust funds	—	577,297,941	—	577,297,941
Common and preferred stocks	47,870,415	—	—	47,870,415
Mutual funds	16,198,902	—	—	16,198,902
Self-directed brokerage accounts	19,625,736	—	—	19,625,736
Total investments at fair value	$184,712,261	$577,297,941	$—	$762,010,202